Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay vs. Performance Table
					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO (c)	Average Summary Compensation Table Total for Non-PEO NEOs (d)	Average Compensation Actually Paid to Non-PEO NEOs (e)	Total Shareholder Return (f)	Peer Group Total Shareholder Return (g)	Net Income (Loss) $ (in millions) (h)	Year End Stock Price (Company Selected Measure) (i)
2023	$316,431	$244,015,351	$10,831,199	$22,342,695	$52	$155	$(558)	$99
2022	$300,221	$(686,374,419)	$8,337,424	$(15,533,343)	$26	$99	$(1,365)	$49
2021	$300,297	$(35,818,623)	$8,474,204	$22,896,547	$79	$140	$(468)	$149
2020	$413,669,920	$796,888,547	$4,066,452	$101,965,963	$75	$105	$(461)	$143

Company Selected Measure Name	Year End Stock Price
Named Executive Officers, Footnote
2023 PEO: Tony Xu; Other NEOs: Ravi Inukonda, Prabir Adarkar, Keith Yandell, and Tia Sherringham
2022 PEO: Tony Xu; Other NEOs: Prabir Adarkar, Christopher Payne, and Keith Yandell
2021 PEO: Tony Xu; Other NEOs: Prabir Adarkar, Christopher Payne, and Keith Yandell
2020 PEO: Tony Xu; Other NEOs: Prabir Adarkar, Christopher Payne, and Keith Yandell

Peer Group Issuers, Footnote
Total Shareholder Return (“TSR”) values provided in this table illustrate the value of an initial investment of $100 in our Class A common stock made at the beginning of each year at the end of such year. The methodology used in this table is the same methodology provided on page 57 of our Annual Report on Form 10-K for the fiscal year ended December 31, 2023, page 59 of our Annual Report on Form 10-K for the fiscal year ended December 31, 2022, page 64 of our Annual Report on Form 10-K for the fiscal year ended December 31, 2021 and page 62 of our Annual Report on Form 10-K for the fiscal year ended December 31, 2020. The peer group selected for comparison is the S&P 500 IT Index, which is one of the same peer groups we use to calculate total shareholder return in our Annual Report on Form 10-K.

PEO Total Compensation Amount	$ 316,431	$ 300,221	$ 300,297	$ 413,669,920
PEO Actually Paid Compensation Amount	$ 244,015,351	(686,374,419)	(35,818,623)	796,888,547
Adjustment To PEO Compensation, Footnote
The table below describes the adjustments, each of which is required by SEC rules, to calculate CAP amounts from the SCT Total of our PEO (Column (b)) and our Other NEOs (Column (d)). The SCT Total and CAP amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402(v). For a more representative view of the amount of compensation actually realized by our NEOs, see “Options Exercised and Stock Vested” of this proxy statement. With respect to CAP to our PEO, the assumptions and methodology used to calculate the fair value of equity awards in this table are consistent with the assumptions used to calculate the grant date fair value when the award was granted.

	2023		2022		2021		2020
Description of Adjustment	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs

Summary Compensation Table Total	$316,431	$10,831,199	$300,221	$8,337,424	$300,297	$8,474,204	$413,669,920	$4,066,452
Deduction for amounts reported under the "Stock Awards" and "Option Awards" columns in the Summary Compensation Table for each year	$—	$(10,471,303)	$—	$(7,987,216)	$—	$(8,123,633)	$(413,369,623)	$(3,595,893)
ASC 718 fair value of awards granted during the year that remain unvested as of and determined on the last day of each year	$—	$13,410,597	$—	$4,447,851	$—	$8,379,696	$796,588,250	$15,049,657
ASC 718 fair value of awards granted during the year that vested during the year, determined as of vest date.	$—	$3,223,356	$—	$691,030	$—	$—	$—	$—
Change in ASC 718 fair value of awards granted in prior years that are outstanding and unvested as of the last date of the year, determined based on change in ASC 718 fair value from the last date of the prior year to the last date of the year.	$243,698,920	$3,830,205	$(686,674,640)	$(6,215,760)	$(36,118,920)	$1,765,460	$—	$56,913,754
Change in ASC 718 fair value for awards granted in prior years that vested during the year, determined based on change from the last day of the previous year to the vest date.	$—	$1,518,643	$—	$(14,806,672)	$—	$12,400,820	$—	$29,531,993
Total Adjustments (subtotal)	$243,698,920	$21,982,800	$(686,674,640)	$(23,870,767)	$(36,118,920)	$14,422,343	$383,218,627	$97,899,511
Compensation actually paid	$244,015,351	$22,342,695	$(686,374,419)	$(15,533,343)	$(35,818,623)	$22,896,547	$796,888,547	$101,965,963
	Other adjustments required by Item 402(v) include adjustments for forfeitures, paid dividends, modifications and valuation of pension plans and are excluded from the above table because we did not have any of those elements in our compensation plans for the years covered in this disclosure.
Non-PEO NEO Average Total Compensation Amount	$ 10,831,199	8,337,424	8,474,204	4,066,452
Non-PEO NEO Average Compensation Actually Paid Amount	$ 22,342,695	(15,533,343)	22,896,547	101,965,963
Adjustment to Non-PEO NEO Compensation Footnote
The table below describes the adjustments, each of which is required by SEC rules, to calculate CAP amounts from the SCT Total of our PEO (Column (b)) and our Other NEOs (Column (d)). The SCT Total and CAP amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402(v). For a more representative view of the amount of compensation actually realized by our NEOs, see “Options Exercised and Stock Vested” of this proxy statement. With respect to CAP to our PEO, the assumptions and methodology used to calculate the fair value of equity awards in this table are consistent with the assumptions used to calculate the grant date fair value when the award was granted.

	2023		2022		2021		2020
Description of Adjustment	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs

Summary Compensation Table Total	$316,431	$10,831,199	$300,221	$8,337,424	$300,297	$8,474,204	$413,669,920	$4,066,452
Deduction for amounts reported under the "Stock Awards" and "Option Awards" columns in the Summary Compensation Table for each year	$—	$(10,471,303)	$—	$(7,987,216)	$—	$(8,123,633)	$(413,369,623)	$(3,595,893)
ASC 718 fair value of awards granted during the year that remain unvested as of and determined on the last day of each year	$—	$13,410,597	$—	$4,447,851	$—	$8,379,696	$796,588,250	$15,049,657
ASC 718 fair value of awards granted during the year that vested during the year, determined as of vest date.	$—	$3,223,356	$—	$691,030	$—	$—	$—	$—
Change in ASC 718 fair value of awards granted in prior years that are outstanding and unvested as of the last date of the year, determined based on change in ASC 718 fair value from the last date of the prior year to the last date of the year.	$243,698,920	$3,830,205	$(686,674,640)	$(6,215,760)	$(36,118,920)	$1,765,460	$—	$56,913,754
Change in ASC 718 fair value for awards granted in prior years that vested during the year, determined based on change from the last day of the previous year to the vest date.	$—	$1,518,643	$—	$(14,806,672)	$—	$12,400,820	$—	$29,531,993
Total Adjustments (subtotal)	$243,698,920	$21,982,800	$(686,674,640)	$(23,870,767)	$(36,118,920)	$14,422,343	$383,218,627	$97,899,511
Compensation actually paid	$244,015,351	$22,342,695	$(686,374,419)	$(15,533,343)	$(35,818,623)	$22,896,547	$796,888,547	$101,965,963
	Other adjustments required by Item 402(v) include adjustments for forfeitures, paid dividends, modifications and valuation of pension plans and are excluded from the above table because we did not have any of those elements in our compensation plans for the years covered in this disclosure.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Year End Stock Price (Company selected measure)

Total Shareholder Return Amount	$ 52	26	79	75
Peer Group Total Shareholder Return Amount	155	99	140	105
Net Income (Loss)	$ (558,000,000)	$ (1,365,000,000)	$ (468,000,000)	$ (461,000,000)
Company Selected Measure Amount	99	49	149	143
PEO Name	Tony Xu
Additional 402(v) Disclosure	Net Income (loss) as reported on our consolidated statements of operations in our Annual Report on Form 10-K for each of the fiscal years ended December 31, 2023, 2022, 2021, and 2020.
Measure:: 1
Pay vs Performance Disclosure
Name	Year End Stock Price (Company selected measure)
Non-GAAP Measure Description	Pursuant to Item 402(v), we determined Year End Stock Price to be the most important financial performance measure used to link Company performance to CAP to our PEO and our Other NEOs in 2023.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ (413,369,623)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	243,698,920	(686,674,640)	(36,118,920)	383,218,627
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	796,588,250
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	243,698,920	(686,674,640)	(36,118,920)	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,471,303)	(7,987,216)	(8,123,633)	(3,595,893)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,982,800	(23,870,767)	14,422,343	97,899,511
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,410,597	4,447,851	8,379,696	15,049,657
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,830,205	(6,215,760)	1,765,460	56,913,754
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,223,356	691,030	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,518,643	$ (14,806,672)	$ 12,400,820	$ 29,531,993